Note 15 - Changes in Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
15.	Changes in other comprehensive income (loss)

A summary of the amounts recognized in other comprehensive income (loss) as of December 31, 2014 and 2013, and changes during the years then ended, is presented as follows:

	Currency
	Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Net change in other comprehensive loss	(6,428)	(6,428)
Balance, at December 31, 2013	6,688	6,688
Net change in other comprehensive loss	(19,165)	(19,165)
Balance, at December 31, 2014	$(12,477)	$(12,477)